Related party transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CBG [Member]
Related Party Transaction [Line Items]
Related party transaction	$ 0	$ 168,303
Ryecor China Investment Limited [Member]
Related Party Transaction [Line Items]
Related party transaction	77,597	0
Mr. Robert W. Roche [Member]
Related Party Transaction [Line Items]
Related party transaction	924,757	0
Lease income [Member]
Related Party Transaction [Line Items]
Related party transaction	0	97,635	$ 0
Service income [Member]
Related Party Transaction [Line Items]
Related party transaction	$ 0	$ 48,818	$ 0